Prepayment and other current assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayment and other current assets
Summary of prepayment and other current assets

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Prepaid expenses	8,617,132	12,868,237	1,796,338
Escrow deposit	3,284,685	3,223,620	450,000
Employee loans	—	2,444,371	341,221
Other project investment	—	1,683,616	235,023
Lease deposit	110,330	547,430	76,418
Other receivables	91,959	486,342	67,890
Total	12,104,106	21,253,616	2,966,890